Cover	Sep. 04, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 04, 2026
Entity File Number	001-34506
Entity Registrant Name	Two Harbors Investment Corp.
Entity Central Index Key	0001465740
Entity Tax Identification Number	27-0312904
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	1601 Utica Avenue South, Suite 900
Entity Address, City or Town	St. Louis Park,
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55416
City Area Code	612
Local Phone Number	453-4100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Series A Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	8.125% Series A Cumulative Redeemable Preferred Stock
Trading Symbol	TWO PRA
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	7.625% Series B Cumulative Redeemable Preferred Stock
Trading Symbol	TWO PRB
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	7.25% Series C Cumulative Redeemable Preferred Stock
Trading Symbol	TWO PRC
Security Exchange Name	NYSE
9.375% Senior Notes Due 2030 [Member]
Document Information [Line Items]
Title of 12(b) Security	9.375% Senior Notes Due 2030
Trading Symbol	TWOD
Security Exchange Name	NYSE